Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule Of Tax Exemptions Details [Table Text Block]
The Company is entitled to the following tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
September 20, 2004	January 1, 2008-December 31, 2012
June 5, 2009	January 1, 2014-December 31, 2018
November 12, 2009	January 1, 2014-December 31, 2018
Himax Semiconductor:
August 26, 2004	January 1, 2009-December 31, 2013
October 9, 2009	January 1, 2014-December 31, 2018

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2011	2012	2013

	(in thousands)

Taiwan operations	$22,370	73,461	77,130
Cayman operations	(7,038)	(7,395)	(57)
US operations	151	(1,597)	(2,251)
China operations	1,293	1,388	506
Korea operations	32	29	55
Japan operations	-	-	17
	$16,808	65,886	75,400

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the income tax expense (benefit) attributable to income from continuing operations before taxes for the years ended December 31, 2011, 2012 and 2013 consist of the following:

	Year Ended December 31,
	2011	2012	2013

	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$(2,842)	755	5,126
Taiwan operations – 10% of surtax	3,424	5,277	6,497
Cayman operations	-	1	-
US operations	104	162	156
China operations	120	699	270
Korea operations	5	3	11
Japan operations	-	-	7
Total current income tax expense	811	6,897	12,067
Deferred:
Taiwan operations - based on statutory tax rate of 17%	6,468	9,789	6,593
Taiwan operations – 10% of surtax	(143)	(29)	853
US operations	5	(998)	4
China operations	162	89	(36)
Korea operations	(2)	-	(5)
Total deferred income tax expense	6,490	8,851	7,409
Income tax expense	$7,301	15,748	19,476

Deferred Income Tax Expense [Table Text Block]
The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)
Deferred income tax expense, exclusive of the effects of other components listed below	$1,085	9,981	7,409
Adjustments to deferred tax assets and liabilities for changes in enacted tax laws and rates	(1)	-	-
Tax benefits of operating loss carryforwards	-	(1,130)	-
Increase in the beginning-of-the-year balance of the valuation allowance for deferred tax assets	5,406	-	-
	$6,490	8,851	7,409

Schedule Of Income Tax Reconciliation [Table Text Block]
The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% of earnings before income taxes and the actual income tax expense as reported in the consolidated statements of income for the years ended December 31, 2011, 2012 and 2013 are summarized as follows:

	Year Ended December 31,
	2011	2012	2013

	(in thousands)

Expected income tax expense	$2,857	11,201	12,818
Tax on undistributed retained earnings	1,718	3,341	4,700
Tax-exempted income	(836)	(2,921)	(2,392)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(164)	(571)	(558)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	(1,821)	(6,157)	-
Increase in investment tax credits	(3,533)	(1,210)	-
Expired investment tax credits	1,841	5,302	-
Increase in deferred tax asset valuation allowance	8,583	8,219	3,146
Non-deductible share-based compensation expenses	589	53	2
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(6,759)	658	(215)
Tax effect resulting from foreign currency matters	3,160	(3,607)	2,278
Foreign tax rate differential	1,350	1,415	612
Variance from audits, amendments and examinations of prior years’ income tax filings	476	40	(1,376)
Others	(160)	(15)	461
Actual income tax expense	$7,301	15,748	19,476

Schedule Of Total Income Tax Expense Benefit [Table Text Block]
The total income tax expense for the years ended December 31, 2011, 2012 and 2013 was allocated as follows:

	Year Ended December 31,
	2011	2012	2013

	(in thousands)

Income from continuing operations	$7,301	15,748	19,476
Other comprehensive gain (loss)	(125)	8	(99)
Excess tax benefits allocated to additional paid-in capital from share-based compensation	-	-	(1,271)
Total income tax expense	$7,176	15,756	18,106

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As of December 31, 2012 and 2013, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2012	2013

	(in thousands)
Deferred tax assets:
Inventory	$5,538	6,509
Allowance for doubtful accounts	2,270	2,255
Unused investment tax credits	22,835	6,017
Unused loss carryforward-regular tax	26,388	28,098
Unused loss carryforward-undistributed earnings tax	8,654	10,229
Other	1,992	1,845
Total gross deferred tax assets	67,677	54,953
Less: valuation allowance	(44,995)	(38,347)
Net deferred tax assets	22,682	16,606
Deferred tax liabilities:
Excess tax benefit for share-based compensation	-	(2,032)
Prepaid pension cost	(401)	(396)
Acquired intangible assets	(3,015)	(2,180)
Other	(78)	(119)
Total gross deferred tax liabilities	(3,494)	(4,727)
Net deferred tax assets	$19,188	11,879

Schedule of Valuation Allowance [Table Text Block]
The activity in the valuation allowance for deferred tax assets for the years ended December 31, 2011, 2012 and 2013 follows:

	Balance at	Additions-	Deductions-	Expiration
	beginning	Charges to	Charges to	and	Others	Balance at
Period	of year	earnings	earnings	Forfeitures	(Note)	end of year

Year 2011	$53,437	8,964	(381)	(15,414)	(1,781)	44,825
Year 2012	$44,825	9,993	(1,774)	(11,655)	3,606	44,995
Year 2013	$44,995	4,698	(1,552)	(10,183)	389	38,347

Schedule of Operating Loss Carryforwards [Table Text Block]
As of December 31, 2013, the Company’s unused operating loss carryforward for regular tax were as follows:

	Deductible amount	Tax effect	Expiration year
	(in thousands)
Taiwan operations	$146,638	$24,928	2014~2023
Hong Kong operations	1,808	298	Indefinitely
US operations	7,211	2,872	2024~2033
		$28,098

Schedule of Tax Credit Carryforwards [Table Text Block]
As of December 31, 2013, all of the Company’s unused investment tax credits were as follows:

	Tax effect
	(in thousands)	Expiration year

Taiwan operations	$4,768	2014~2016
US operations	1,249	2020~2033
	$6,017

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2011	2012	2013
	(in thousands)
Balance at beginning of year	$6,892	128	791
Increase related to prior year tax positions	-	658	-
Decrease related to prior year tax positions	(6,759)	-	(215)
Settlements	-	-	(93)
Effect of exchange rate change	(5)	5	-
Balance at end of year	$128	791	483